Lease commitments	12 Months Ended
Mar. 31, 2016
Lease commitments

23. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2015	2016
Class of property
Building	15,872	18,411
Machinery and equipment	30,764	29,087
Less - Accumulated depreciation	(27,647)	(27,738)

	18,989	19,760

Amortization expenses under capital leases for the years ended March 31, 2014, 2015 and 2016 were ¥5,151 million, ¥4,348 million and ¥4,801 million, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2016 are as follows:

Years ending March 31,	Yen in millions
2017	5,142
2018	3,456
2019	3,076
2020	2,443
2021	1,775
Thereafter	11,650

Total minimum lease payments	27,542
Less - Amount representing interest	(6,040)

Present value of net minimum lease payments	21,502
Less - Current obligations	(4,250)

Long-term capital lease obligations	17,252

Rental expenses under operating leases for the years ended March 31, 2014, 2015 and 2016 were ¥94,613 million, ¥98,479 million and ¥101,932 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2016 are as follows:

Years ending March 31,	Yen in millions
2017	13,747
2018	11,565
2019	8,253
2020	6,179
2021	4,897
Thereafter	24,766

Total minimum future rentals	69,407